CONDENSED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands		Total	Reverse Recapitalization Of GlycoMimetics	Series A Non-Voting Preferred Shares	Convertible Notes Payable	Convertible Preferred Stock	Series A Non-Voting Preferred Shares	Series A Non-Voting Preferred Shares Series A Non-Voting Preferred Shares	Common Stock/Ordinary Shares		Common Stock/Ordinary Shares Reverse Recapitalization Of GlycoMimetics	[3]	Common Stock/Ordinary Shares Convertible Notes Payable [3]	Additional Paid-in Capital	Additional Paid-in Capital Reverse Recapitalization Of GlycoMimetics	Additional Paid-in Capital Convertible Notes Payable	Accumulated Deficit
Beginning balance, Convertible Preferred Stock (in shares) at Sep. 19, 2024						0
Beginning balance, Convertible Preferred Stock at Sep. 19, 2024						$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series Seed convertible preferred stock (in shares)						20,000,000
Issuance of Series Seed convertible preferred stock						$ 4,000
Ending balance, Convertible Preferred Stock (in shares) at Sep. 30, 2024						20,000,000
Ending balance, Convertible Preferred Stock at Sep. 30, 2024						$ 4,000
Beginning balance (in shares) at Sep. 19, 2024							0
Beginning balance at Sep. 19, 2024		$ 0					$ 0		$ 0	[1]				$ 0			$ 0
Beginning balance (in shares) at Sep. 19, 2024	[1]								0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)	[1]								959,384
Issuance of common stock		1,260							$ 1	[1]				1,259
Stock-based compensation expense		69												69
Net loss		(2,631)															(2,631)
Ending balance (in shares) at Sep. 30, 2024							0
Ending balance at Sep. 30, 2024		$ (1,302)					$ 0		$ 1	[1]				1,328			(2,631)
Ending balance (in shares) at Sep. 30, 2024	[1]								959,384
Beginning balance, Convertible Preferred Stock (in shares) at Sep. 19, 2024						0
Beginning balance, Convertible Preferred Stock at Sep. 19, 2024						$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series Seed convertible preferred stock (in shares)						20,000,000
Issuance of Series Seed convertible preferred stock						$ 4,000
Ending balance, Convertible Preferred Stock (in shares) at Dec. 31, 2024		20,000,000				20,000,000
Ending balance, Convertible Preferred Stock at Dec. 31, 2024		$ 4,000				$ 4,000
Beginning balance (in shares) at Sep. 19, 2024							0
Beginning balance at Sep. 19, 2024		0					$ 0		$ 0	[1]				0			0
Beginning balance (in shares) at Sep. 19, 2024	[1]								0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)	[2]								1,018,604
Issuance of common stock	[2]	1,315							$ 1					1,314
Stock-based compensation expense		$ 1,073												1,073
Early exercise of stock options (in shares)		0
Net loss		$ (17,867)															(17,867)
Ending balance (in shares) at Dec. 31, 2024				0			0
Ending balance at Dec. 31, 2024		$ (15,479)					$ 0		$ 1	[3]				2,387			(17,867)
Ending balance (in shares) at Dec. 31, 2024		1,018,604							1,018,604	[3]
Ending balance, Convertible Preferred Stock (in shares) at Mar. 31, 2025						20,000,000
Ending balance, Convertible Preferred Stock at Mar. 31, 2025						$ 4,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense		$ 466												466
Early exercise of stock options (in shares)	[3]								811
Net loss		(15,148)															(15,148)
Ending balance (in shares) at Mar. 31, 2025							0
Ending balance at Mar. 31, 2025		$ (30,161)					$ 0		$ 1	[3]				2,853			(33,015)
Ending balance (in shares) at Mar. 31, 2025	[3]								1,019,415
Beginning balance, Convertible Preferred Stock (in shares) at Dec. 31, 2024		20,000,000				20,000,000
Beginning balance, Convertible Preferred Stock at Dec. 31, 2024		$ 4,000				$ 4,000
Ending balance, Convertible Preferred Stock (in shares) at Sep. 30, 2025						0
Ending balance, Convertible Preferred Stock at Sep. 30, 2025						$ 0
Beginning balance (in shares) at Dec. 31, 2024				0			0
Beginning balance at Dec. 31, 2024		$ (15,479)					$ 0		$ 1	[3]				2,387			(17,867)
Beginning balance (in shares) at Dec. 31, 2024		1,018,604							1,018,604	[3]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Early exercise of stock options (in shares)		811
Net loss		$ (61,545)
Ending balance (in shares) at Sep. 30, 2025				2,890			2,890
Ending balance at Sep. 30, 2025		$ 116,641					$ 4,000		$ 14	[3]				192,039			(79,412)
Ending balance (in shares) at Sep. 30, 2025		13,892,516							13,892,516	[3]
Beginning balance, Convertible Preferred Stock (in shares) at Mar. 31, 2025						20,000,000
Beginning balance, Convertible Preferred Stock at Mar. 31, 2025						$ 4,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Exchange of Series Seed convertible preferred stock for Series A non-voting convertible preferred shares upon the closing of the reverse recapitalization (in shares)						(20,000,000)
Exchange of Series Seed convertible preferred stock for Series A non-voting convertible preferred shares upon the closing of the reverse recapitalization						$ (4,000)
Ending balance, Convertible Preferred Stock (in shares) at Jun. 30, 2025						0
Ending balance, Convertible Preferred Stock at Jun. 30, 2025						$ 0
Beginning balance (in shares) at Mar. 31, 2025							0
Beginning balance at Mar. 31, 2025		$ (30,161)					$ 0		$ 1	[3]				2,853			(33,015)
Beginning balance (in shares) at Mar. 31, 2025	[3]								1,019,415
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase and cancellation of restricted stock awards (in shares)	[3]								(127,889)
Repurchase and cancellation of restricted stock awards		(177)												(177)
Conversion of convertible securities (in shares)								2,890			645,274		1,850,790
Conversion of convertible securities			$ 525	$ 4,000	$ 40,515			$ 4,000					$ 2		$ 525	$ 40,513
Issuance of common stock and pre-funded warrants in the Pre-Closing financing (in shares)	[3]								10,504,926
Issuance of ordinary shares and pre-funded warrants in the Pre-Closing financing		159,475							$ 11	[3]				159,464
Issuance costs of Pre-closing financing and reverse recapitalization		(17,201)												(17,201)
Stock-based compensation expense		4,068												4,068
Net loss		(21,790)															(21,790)
Ending balance (in shares) at Jun. 30, 2025							2,890
Ending balance at Jun. 30, 2025		139,254					$ 4,000		$ 14	[3]				190,045			(54,805)
Ending balance (in shares) at Jun. 30, 2025	[3]								13,892,516
Ending balance, Convertible Preferred Stock (in shares) at Sep. 30, 2025						0
Ending balance, Convertible Preferred Stock at Sep. 30, 2025						$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense		1,994												1,994
Net loss		(24,607)															(24,607)
Ending balance (in shares) at Sep. 30, 2025				2,890			2,890
Ending balance at Sep. 30, 2025		$ 116,641					$ 4,000		$ 14	[3]				$ 192,039			$ (79,412)
Ending balance (in shares) at Sep. 30, 2025		13,892,516							13,892,516	[3]

[1]	Includes issuance of 236,884 restricted stock awards (see Note 9)
[2]	Includes issuance of 296,104 restricted stock awards (see Note 7)
[3]	Includes issuance of 296,104 restricted stock awards (see Note 9)